Loans and borrowings - Schedule of consolidated statement of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 6,646,163	$ 491,671,980
Changes from financing cash flows:
Capital element of lease rentals paid	(3,234,883)	(1,834,272)
Interest element of lease rentals paid	(241,497)	(244,085)
Interest paid	0	(172,978)	$ (33)
Proceeds from trade financing		21,677,075
Repayment of trade financing		21,677,075
Total changes from financing cash flows	(3,476,380)	(2,251,335)
Other changes:
Increase in lease liabilities from entering into new leases	196,626	833,538
Interest expenses (notes 7(a)(ii) and 10(a))	241,497	417,063
Changes in the carrying amount of preference shares liabilities (note 26)		3,752,758
Additions from acquisition (note 34(C))		2,379,687
Fair value loss on preference shares liabilities (note 26)		60,091,353
Reclassification to share premium (note 26)		(550,248,881)
Lease modification	(1,238,518)
Total other changes	(800,395)	(482,774,482)
Ending of the period	2,369,388	6,646,163	491,671,980
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	6,646,163	5,267,210
Changes from financing cash flows:
Capital element of lease rentals paid	(3,234,883)	(1,834,272)
Interest element of lease rentals paid	(241,497)	(244,085)
Interest paid		0
Proceeds from trade financing		0
Repayment of trade financing		0
Total changes from financing cash flows	(3,476,380)	(2,078,357)
Other changes:
Increase in lease liabilities from entering into new leases	196,626	833,538
Interest expenses (notes 7(a)(ii) and 10(a))	241,497	244,085
Changes in the carrying amount of preference shares liabilities (note 26)		0
Additions from acquisition (note 34(C))		2,379,687
Fair value loss on preference shares liabilities (note 26)		0
Reclassification to share premium (note 26)		0
Lease modification	(1,238,518)
Total other changes	(800,395)	3,457,310
Ending of the period	2,369,388	6,646,163	5,267,210
Trade financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	0	0
Changes from financing cash flows:
Capital element of lease rentals paid	0	0
Interest element of lease rentals paid	0	0
Interest paid		(172,978)
Proceeds from trade financing		21,677,075
Repayment of trade financing		21,677,075
Total changes from financing cash flows	0	(172,978)
Other changes:
Increase in lease liabilities from entering into new leases	0	0
Interest expenses (notes 7(a)(ii) and 10(a))	0	172,978
Changes in the carrying amount of preference shares liabilities (note 26)		0
Additions from acquisition (note 34(C))		0
Fair value loss on preference shares liabilities (note 26)		0
Reclassification to share premium (note 26)		0
Lease modification	0
Total other changes	0	172,978
Ending of the period	0	0	0
Preference shares liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	0	486,404,770
Changes from financing cash flows:
Capital element of lease rentals paid	0	0
Interest element of lease rentals paid	0	0
Interest paid		0
Proceeds from trade financing		0
Repayment of trade financing		0
Total changes from financing cash flows	0	0
Other changes:
Increase in lease liabilities from entering into new leases	0	0
Interest expenses (notes 7(a)(ii) and 10(a))	0	0
Changes in the carrying amount of preference shares liabilities (note 26)		3,752,758
Additions from acquisition (note 34(C))		0
Fair value loss on preference shares liabilities (note 26)		60,091,353
Reclassification to share premium (note 26)		(550,248,881)
Lease modification	0
Total other changes	0	(486,404,770)
Ending of the period	$ 0	$ 0	$ 486,404,770